Equity Investments with Carrying Value (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Cost-method Investments [Line Items]
Long-term investments	$ 133	$ 133
Cashido Corp. (Cashido)
Schedule of Cost-method Investments [Line Items]
Long-term investments	$ 104	$ 104
Equity Investments Percentage of Ownership	2.10%	2.10%
Vastview Technology, Corp. (Vastview)
Schedule of Cost-method Investments [Line Items]
Long-term investments	$ 29	$ 29
Equity Investments Percentage of Ownership	2.90%	2.90%